N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO QP VARI ACCO
Entity Central Index Key	0000276183
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000034122 [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds
Effective immediately, the table shown in the “Appendix A – Underlying Funds” section of the Prospectus dated May 1, 2024 has been replaced with the following:

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%

*	Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.72%	13.44%	10.69%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA* Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	6.97%	1.86%	2.32%

*	Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.

Portfolio Company Objective [Text Block]	UNDERLYING FUND TYPE
C000034122 [Member] | Hartford Stock HLS Fund Class IA [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA	[1]
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	10.69%
C000034122 [Member] | Hartford Total Return Bond HLS Fund Class IA [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA	[1]
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.32%

[1]	Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.